CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Voyage Revenues	$ 193,096	$ 220,534
Voyage Expenses	(66,425)	(65,643)
Vessel Operating Expenses	(32,329)	(29,877)
Depreciation Expenses	(28,071)	(25,449)
General and Administrative Expenses	(13,934)	(10,742)
Net Operating Income	52,337	88,823
Interest Income	427	656
Interest Expenses	(15,916)	(15,738)
Other Financial Income (Expenses)	(186)	(20)
Total Other Expenses	(15,675)	(15,102)
Net Income Before Income Taxes	36,662	73,721
Income Tax Expense	0	0
Net Income	$ 36,662	$ 73,721
Basic Income per Share (in dollars per share)	$ 0.17	$ 0.35
Diluted Income per share (in dollars per share)	$ 0.17	$ 0.35
Basic Weighted Average Number of Common Shares Outstanding (in shares)	208,796,444	208,796,444
Diluted Weighted Average Number of Common Shares Outstanding (in shares)	209,640,819	208,796,444